Interest rate benchmark reform - Significant exposures impacted by the IBOR reform (Details) - GBP (£) £ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		£ 398,779	£ 361,451
Reverse repurchase agreements and other similar secured lending		776	3,227
Financial assets at fair value through the income statement		213,568	191,972
Financial assets at fair value through other comprehensive income		65,062	61,753
Total financial assets		1,484,982	1,360,339
Debt securities in issue		(112,881)	(98,867)
Subordinated liabilities		(11,423)	(12,759)	£ (16,341)
Financial liabilities designated at fair value		(271,637)	(250,960)
Financial liabilities		(1,437,402)	(1,307,095)
Equity		(69,260)	(70,041)	(66,882)	£ (65,660)
Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity	[1]	(13,284)	(12,259)	£ (11,172)	£ (10,871)
IBOR reform | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		8,659	15,812
Reverse repurchase agreements and other similar secured lending		0	186
Financial assets at fair value through the income statement		4,282	8,538
Financial assets at fair value through other comprehensive income		0	0
Total financial assets		12,941	24,536
Debt securities in issue		(9,062)	(6,137)
Subordinated liabilities		(1,132)	(1,088)
Financial liabilities designated at fair value		(1,740)	(212)
Financial liabilities		(11,934)	(7,437)
Standby facilities, credit lines and other commitments		68,118	42,767
IBOR reform | USD LIBOR | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		£ (1,786)	£ (3,374)

[1]	For further details refer to Note 28.